Property, Plant And Equipment (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule Of Net Book Value Of Property, Plant And Equipment
8. PROPERTY, PLANT AND EQUIPMENT

	August 31, 2019			August 31, 2018
	Cost	Accumulatedamortization	Net bookvalue	Cost	Accumulatedamortization	Net bookvalue
	$	$	$	$	$	$
Cable and telecommunications distribution system	6,876	3,456	3,420	6,506	3,142	3,364
Digital cable terminals and modems	980	612	368	927	541	386
Satellite audio, video and data network and DTH receiving equipment	116	56	60	111	46	65
Land and buildings	640	265	375	641	238	403
Data centre infrastructure, data processing and other	597	398	199	679	410	269
Assets under construction	461	–	461	215	–	215
	9,670	4,787	4,883	9,079	4,377	4,702

Changes In Net Carrying Amounts Of Property, Plant And Equipment
Changes in the net carrying amounts of property, plant and equipment for 2019 and 2018 are summarized as follows:

	August 31,						August 31,
	2018						2019
	Net bookvalue	Additions	Transfers	Amortization	Disposalsandwritedown	Divestment	Net bookvalue
	$	$	$	$	$	$	$
Cable and telecommunications distribution system	3,364	306	295	(540)	(1)	(4)	3,420
Digital cable terminals and modems	386	218	–	(236)	–	–	368
Satellite audio, video and data network and DTH receiving equipment	65	11	–	(16)	–	–	60
Land and buildings	403	2	4	(30)	(4)	–	375
Data centre infrastructure, data processing and other	269	9	18	(50)	(17)	(30)	199
Assets under construction	215	563	(317)	–	–	–	461
	4,702	1,109	–	(872)	(22)	(34)	4,883

	August 31,						August 31,
	2017						2018
	Net bookvalue	Additions	Transfers	Amortization	Disposalsandwritedown	Divestment	Net bookvalue
	$	$	$	$	$	$	$
Cable and telecommunications distribution system	3,112	578	208	(524)	(10)	–	3,364
Digital cable terminals and modems	408	246	–	(268)	–	–	386
Satellite audio, video and data network and DTH receiving equipment	60	19	–	(14)	–	–	65
Land and buildings	428	4	–	(29)	–	–	403
Data centre infrastructure, data processing and other	285	27	11	(54)	–	–	269
Assets under construction	101	333	(219)	–	–	–	215
	4,394	1,207	–	(889)	(10)	–	4,702

In 2019, the Company recognized a gain of $43 (2018 – gain of $1) on the disposal of property, plant and equipment.